Summary of Stock Option Activity (Details) - USD ($)		3 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Shares Underlying Options, Beginning balance		748,086	370,998	480,492
Weighted Average Exercise Price, Beginning BalanceWeighted Average Exercise Price, Beginning Balance		$ 5.87	$ 2.13	$ 1.87
Weighted Average Remaining Contractual Term (in years), Outstanding		8 years 3 months 21 days	8 years 5 months 4 days	7 years 11 months 12 days
Intrinsic Value, Outstanding, Beginning balanceIntrinsic Value, Outstanding, Ending balance		$ 103,662	$ 3,433,946
Shares Underlying Options, Granted		54,000	821,998	235,109
Weighted Average Exercise Price, Granted		$ 0.61	$ 10.01	$ 2.77
Weighted Average Remaining Contractual Term (in years), Granted		10 years
Shares Underlying Options, Exercised			17,643	8,538
Weighted Average Exercise Price, Exercised			$ 2.19	$ 1.24
Shares Underlying Options, Expired			12,908	120,569
Weighted Average Exercise Price, Expired			$ 11.97	$ 1.38
Shares Underlying Options, Forfeited		(714)	(414,359)	(215,496)
Weighted Average Exercise Price, Forfeited		$ 2.82	$ 10.76	$ 2.59
Shares Underlying Options, Ending balance	480,492	801,372	748,086	370,998
Weighted Average Exercise Price, Ending Balance	$ 1.87	$ 5.52	$ 5.87	$ 2.13
Intrinsic Value, Outstanding, Ending balance		$ 13,245	$ 103,662	$ 3,433,946
Shares Underlying Options, Exercisable		344,304	345,018
Weighted Average Exercise Price, Exercisable		$ 4.23	$ 4.23
Weighted Average Remaining Contractual Term (in years), Exercisable		7 years 3 months 21 days	7 years 6 months 21 days
Intrinsic Value, Exercisable		$ 13,191	$ 103,251
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number		(748,086)	(370,998)	(480,492)
Shares Underlying Options, Exercised			(17,643)	(8,538)
Intrinsic Value, Outstanding, Exercised			$ 4,440	$ 10,835
Shares Underlying Options, Expired			(12,908)	(120,569)
Shares Underlying Options, Exercisable		344,304	345,018
Previously Reported [Member]
Shares Underlying Options, Beginning balance	781,715
Weighted Average Exercise Price, Beginning BalanceWeighted Average Exercise Price, Beginning Balance	$ 1.15
Weighted Average Remaining Contractual Term (in years), Outstanding	7 years 2 months 12 days
Intrinsic Value, Outstanding, Beginning balanceIntrinsic Value, Outstanding, Ending balance	$ 369,102
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	(781,715)
Revision of Prior Period, Adjustment [Member]
Shares Underlying Options, Beginning balance	301,223
Weighted Average Exercise Price, Beginning BalanceWeighted Average Exercise Price, Beginning Balance	$ 0.72
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	(301,223)